Rule 497(j)

File No. 033-43616

FRONTIER FUNDS, INC.

130 East Capitol Drive

Hartland, Wisconsin 53029

July 9, 2003

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:

Frontier Funds, Inc.

File Numbers 033-43616 and 811-06449

Post-Effective Amendment No. 13

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Frontier Funds, Inc. ("Fund") hereby certifies that the forms of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 13 to the registration statement of the Fund on Form N-1A, as filed electronically with the Commission on July 7, 2003 (Accession Number 0001162044-03-000123).

Please direct any questions  with respect to this certification to the undersigned at (262) 369-9180.

Very truly yours,

FRONTIER FUNDS, INC.

/s/ Amy  L. Siesennop

Amy L. Siesennop, President